SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	234,827	275,000
Granted (in shares)	90,000	48,000
Granted for dividends declared (in shares)	2,000	3,000
Forfeited (in shares)	(26,000)	(91,000)
Number, outstanding, end of fiscal year (in shares)	301,077	234,827